Fair Value Measurements - Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets, fair value	$ 46,542	$ 60,529	$ 54,218
Liabilities
Liabilities, fair value	16,987	13,390
Derivative Financial Instruments, Liabilities [Member]
Liabilities
Liabilities, fair value	16,987	13,390
Fair Value, Inputs, Level 1 [Member]
Assets
Assets, fair value	46,542	60,529	54,218
Fair Value, Inputs, Level 3 [Member]
Liabilities
Liabilities, fair value	16,987	13,390
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Liabilities
Liabilities, fair value	16,987	13,390
Cash [Member]
Assets
Assets, fair value	1,065	1,244	768
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets, fair value	1,065	1,244	768
Money Market Funds [Member]
Assets
Assets, fair value	45,477	59,285	53,450
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets, fair value	$ 45,477	$ 59,285	$ 53,450